Non-operating income (expenses) (Tables)	12 Months Ended
Dec. 31, 2020
Nonoperating income expense [Abstract]
Details of gains or losses on valuation of investments in joint ventures and associates
(1)	Details of gains or losses on valuation of investments in joint ventures and associates are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Gains on valuation of investments in joint ventures and associates	25,791	103,775	125,602
Losses on valuation of investments in joint ventures and associates	(22,595)	(16,144)	(23,283)
Impairment losses of investments in joint ventures and associates	(177)	(3,634)	(1,242)

Total	3,019	83,997	101,077

Details of other non-operating income and expenses
(2)	Details of other non-operating income and expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Other non-operating income	129,709	68,459	133,195
Other non-operating expenses	(87,157)	(229,383)	(313,415)

Total	42,552	(160,924)	(180,220)

Details of other non-operating income
(3)	Details of other non-operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Rental fee income	6,835	10,106	15,190
Gains on disposal of investments in joint ventures and associates	50,511	—	3,470
Gains on disposal of premises and equipment, intangible assets and other assets	30,278	1,632	9,715
Reversal of impairment loss of premises and equipment, intangible assets and other assets	761	103	172
Others(*)	41,324	56,618	104,648

Total	129,709	68,459	133,195

(*)	Included 67,427 million Won of profit from bargain purchase for the year ended December 31, 2020.

Details of other non-operating expenses
(4)	Details of other non-operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Depreciation on investment properties	4,045	2,225	2,689
Interest expenses of refundable deposits	620	834	762
Losses on disposal of investment in joint ventures and associates	2,931	—	—
Losses on disposal of premises and equipment, intangible assets and other assets	1,160	3,433	2,717
Impairment losses of premises and equipment, intangible assets and other assets	87	28,295	8,763
Donation	51,983	62,545	44,504
Others(*)	26,331	132,051	253,980

Total	87,157	229,383	313,415

(*)	Included 224,427 million Won of other extraordinary losses related to other provisions for the year ended December 31, 2020.